RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
NOTE 11:-	RELATED PARTY TRANSACTIONS AND BALANCES

a.
Mrs. Dora Mer, the wife of Chaim Mer, provided legal services to our company through the Israeli law firm of M. Firon & Co., Advocates and Notaries, until July 2011.  On April 2, 2008, our Audit Committee and Board of Directors approved our engagement of the services of Mrs. Mer, for a monthly retainer in the amount of $5.  Mrs. Mer reduced the monthly retainer to $4.25 from December 1, 2008 until February 28, 2010 and the monthly retainer was further reduced to $2.5 beginning March 1, 2010.

The Company receives certain services from C. Mer Industries Ltd., a publicly traded company controlled by Mr. Chaim Mer. These services include reimbursement for shared expenses related to a commercial insurance policy. For the years ended December 31, 2009, 2010 and 2011, the Company paid or accrued an amount of $ 18, $ 25 and $ 16, respectively, with respect to the above mentioned expenses.

Since January 1, 2009 and as part of the acquisition of certain assets and liabilities of AnchorPoint, the Company received certain services from Data Distributors Inc., a company controlled by Mr. Roger Challen, a director of the Company and the controlling shareholder of the Info Group Inc., a beneficial owner of 24.4% of our Ordinary shares.  These services include reimbursement for shared expenses, development and IT services, other administrative services, and rental related fees. For the year ended December 31, 2011, the Company paid or accrued an amount of $ 195 with respect to the above mentioned expenses.   In addition, we rent an office in Powder Springs, Georgia, from Mr. Challen, under a month-to-month lease.  For the year ended December 31, 2011, the Company paid or accrued an amount of $ 56 with respect to the above mentioned rent expenses.

On March 25, 2009, the Company's Audit Committee and Board of Directors approved a transaction with Mer & Co. (1982) Ltd., or Mer & Co, a subsidiary of C. Mer.  According to the terms of the transaction, we will sell our products to Mer & Co, which has an Israel Defense Forces approved supplier number, and it will represent us and resell our products to the Israeli Defense Forces.  As of December 31, 2011, Mer & Co. has provided such services without any charge.

At the Company's 2010 annual general meeting, its shareholders approved the assumption of certain costs for defending the patent infringement claim that was made by Asentinel against AnchorPoint (now known as The Info Group Inc.) at an amount to be determined by the Audit Committee and Board of Directors from time to time.  Subsequent to the filing of the complaint, the Company and its wholly-owned subsidiary, MTS IntegraTrak, were also named as defendants.  See further discussion in Note 9c(4). Mr. Challen, the controlling shareholder of the Info Group Inc., is the beneficial owner of 24.4% of our Ordinary shares which are held of record by such company.

b.	In 2010 and 2011, the balance with C. Mer reflects other payables. Due to the short-term nature, no interest was charged by or paid to C. Mer in the years ended December 31, 2010 and 2011.

c.	Balances and transactions with related parties were as follows:

(1)       Balances with related parties:

	December 31,
	2010	2011

Other accounts payable and accrued expenses (see Note 8)	$207	$316

(2)       Transactions with related parties:

	Year ended December 31,
	2009	2010	2011

Revenues derived from a related party	$34	$134	$103

Amounts charged by related parties:
Cost of revenues	$-	$60	$-
Operating expenses	437	339	377

	$437	$399	$377